Financial Risk Management - Liquidity Risk (Details) - MXN ($) $ in Thousands	12 Months Ended
	Dec. 31, 2023	Dec. 31, 2022	Dec. 31, 2021	Dec. 31, 2020
Financial Risk Management
Cash and cash equivalents	$ 32,586,352	$ 51,130,992	$ 25,828,215	$ 29,058,093
Debt	89,814,233	106,235,385
Lease liabilities	7,291,550	8,369,072
Trade and other liabilities	23,040,539	31,050,582
Interest on debt	73,358,623	93,979,650
Interest on lease liabilities	2,778,258	3,134,193
Not Later Than One Year
Financial Risk Management
Debt	10,000,000	1,000,000
Lease liabilities	1,280,932	1,373,233
Trade and other liabilities	20,436,012	28,107,852
Interest on debt	4,116,602	5,259,796
Interest on lease liabilities	598,223	641,423
12-36 Months
Financial Risk Management
Debt	9,877,773	15,188,796
Lease liabilities	2,551,747	2,902,742
Trade and other liabilities		531,617
Interest on debt	9,358,169	12,024,064
Interest on lease liabilities	942,270	1,093,813
36-60 Months
Financial Risk Management
Debt	4,500,000	12,992,800
Lease liabilities	1,660,370	2,752,640
Trade and other liabilities		173,898
Interest on debt	7,967,272	10,041,317
Interest on lease liabilities	607,096	732,818
Later Than Five Years [Member]
Financial Risk Management
Debt	65,436,460	77,053,789
Lease liabilities	1,798,501	1,340,457
Trade and other liabilities	2,604,527	2,237,215
Interest on debt	51,916,580	66,654,473
Interest on lease liabilities	$ 630,669	$ 666,139